Portfolio of Investments

September 30, 2025 (unaudited)

Baillie Gifford China Equities Fund

	Shares	Value
COMMON STOCKS — 99.1%

CHINA — 99.0%
Advanced Micro-Fabrication Equipment, Inc. China, Class A	1,071	$45,155
Alibaba Group Holding Ltd.	11,900	266,133
Anker Innovations Technology Co., Ltd., Class A	1,810	31,079
ANTA Sports Products Ltd.	3,400	40,727
BeOne Medicines Ltd., Class H *	2,091	55,795
BYD Co., Ltd., Class H	4,500	63,606
Centre Testing International Group Co., Ltd., Class A	18,300	33,158
China Merchants Bank Co., Ltd., Class H	16,500	98,752
China Oilfield Services Ltd., Class H	16,000	13,704
China Yangtze Power Co., Ltd., Class A	9,600	36,761
Contemporary Amperex Technology Co., Ltd., Class A	2,500	141,784
DiDi Global, Inc. ADR *	5,600	34,832
Dongguan Yiheda Automation Co., Ltd., Class A	2,360	10,613
DPC Dash Ltd. *	2,000	22,293
ENN Energy Holdings Ltd.	3,500	28,860
Estun Automation Co., Ltd., Class A *	4,700	16,972
Fuyao Glass Industry Group Co., Ltd., Class H	4,800	48,350
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	2,400	10,006
H World Group Ltd.	9,700	38,278
Haidilao International Holding Ltd.	17,000	29,245
Haier Smart Home Co., Ltd., Class H	11,400	36,984
Hangzhou Robam Appliances Co., Ltd., Class A	9,900	26,582
Horizon Robotics *	30,000	36,840
Innovent Biologics, Inc. *	1,500	18,677
Jiangsu Azure Corp., Class A	16,800	47,472
KE Holdings, Inc., Class A	5,767	37,591
Kingdee International Software Group Co., Ltd. *	11,000	24,667
Kingsoft Corp., Ltd.	4,600	20,411
Kuaishou Technology	4,100	44,345
Kweichow Moutai Co., Ltd., Class A	500	101,617
Li Ning Co., Ltd.	9,500	21,481
Luckin Coffee, Inc. ADR *	894	33,981
Luxshare Precision Industry Co., Ltd., Class A	4,800	43,844
Medlive Technology Co., Ltd.	11,000	18,448
Meituan, Class B *	4,090	54,637
Midea Group Co., Ltd., Class A	6,400	65,447
Minth Group Ltd.	4,000	17,321
NAURA Technology Group Co., Ltd., Class A	675	43,008
NetEase, Inc.	2,900	88,080
PDD Holdings, Inc. ADR *	819	108,247
Ping An Insurance Group Co. of China Ltd., Class H	15,500	105,448
Pop Mart International Group Ltd.	2,400	82,204
Proya Cosmetics Co., Ltd., Class A	2,096	23,840
SG Micro Corp., Class A	2,570	30,150
Shandong Sinocera Functional Material Co., Ltd., Class A	13,500	42,463
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	600	16,390
Shenzhen Inovance Technology Co., Ltd., Class A	4,700	55,527
Shenzhen Megmeet Electrical Co., Ltd., Class A	2,025	22,123
Shenzhou International Group Holdings Ltd.	4,500	35,625
Silergy Corp.	2,000	17,033
Sungrow Power Supply Co., Ltd., Class A	1,960	44,741
Sunny Optical Technology Group Co., Ltd.	3,800	44,077
Tencent Holdings Ltd.	5,500	468,653
Tianqi Lithium Corp., Class H *	4,400	25,367
Trip.com Group Ltd.	950	72,046
Weichai Power Co., Ltd., Class H	18,000	32,201
Yifeng Pharmacy Chain Co., Ltd., Class A	5,980	20,737

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2025.

Portfolio of Investments

September 30, 2025 (unaudited)

Baillie Gifford China Equities Fund

	Shares	Value
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	8,200	$55,958
Zhongji Innolight Co., Ltd., Class A	500	28,538
Zijin Mining Group Co., Ltd., Class H	28,000	117,069
		3,295,973
HONG KONG — 0.1%
Zijin Gold International Co., Ltd. *	81	1,261

TOTAL INVESTMENTS — 99.1%
(cost $2,595,198)		$3,297,234
Other assets less liabilities — 0.9%		29,251
NET ASSETS — 100.0%		$3,326,485

*	Non-income producing security.
ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$178,321	$3,118,913	$—	$3,297,234
Total	$178,321	$3,118,913	$—	$3,297,234

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2025.